Note 12 - Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	2021	2020
Management fees	$1,526,911	$925,125
Share-based payments	4,072,365	1,402,448
	$5,599,276	$2,327,573